Real Estate Owned (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Real Estate Owned
Note 5 - Real Estate Owned

The following table summarizes the Company's real estate owned asset as of June 30, 2021 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
October 2019 (1)(2)	Office	Jeffersonville, IN	$1,887	$21,989	$3,565	$(1,330)	$26,111
			$1,887	$21,989	$3,565	$(1,330)	$26,111

(1)	See Note 2 - Summary of Significant Accounting Policies.
(2)	Represents asset designated as held for sale within the Company's consolidated balance sheets.

The following table summarizes the Company's real estate owned asset as of December 31, 2020 (dollars in thousands):

Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
October 2019 (1)	Office	Jeffersonville, IN	$1,887	$21,989	$3,565	$(931)	$26,510
			$1,887	$21,989	$3,565	$(931)	$26,510

(1)	See Note 2 - Summary of Significant Accounting Policies.

Depreciation expense for the three and six months ended June 30, 2021 totaled $0.2 million and $0.4 million, respectively. Depreciation expense for the three and six months ended June 30, 2020 totaled $0.3 million and $0.5 million, respectively.

Long-Lived Asset Classified as Held for Sale

As of June 30, 2021, the Company has designated one property included within the real estate owned business segment as held for sale. The property is located in Jeffersonville, IN and sale is probable to occur within one year.

Note 5 - Real Estate Owned

The following table summarizes the Company’s real estate owned assets as of December 31, 2020 (dollars in thousands):

As of December 31, 2020
Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
October 2019 (1)	Office	Jeffersonville, IN	$1,887	$21,989	$3,565	$(931)	$26,510
			$1,887	$21,989	$3,565	$(931)	$26,510

(1)	Refer to Note 2 for the useful life of the above assets.

The following table summarizes the Company’s real estate owned assets as of December 31, 2019 (dollars in thousands):

As of December 31, 2019
Acquisition Date	Property Type	Primary Location(s)	Land	Building and Improvements	Furniture, Fixtures and Equipment	Accumulated Depreciation	Real Estate Owned, net
August 2019 (1)(2)	Hotel	Chicago, IL	$—	$8,110	$—	$(86)	$8,024
October 2019 (1)	Office	Jeffersonville, IN	1,887	25,554	—	(133)	$27,309
			$1,887	$33,664	$—	$(219)	$35,333

(1)	Refer to Note 2 for the useful life of the above assets.
(2)	Represents assets acquired by the Company by completing a deed-in-lieu of foreclosure transaction.

Depreciation expense for the years ended December 31, 2020 and 2019 totaled $1.0 million and $0.2 million, respectively.

During the year ended December 31, 2020, the Company entered into a deed in lieu of foreclosure agreement which resulted in the transfer of the REO asset located in Chicago, Illinois to a third party and thereby extinguished $11.0 million of debt that was acquired by the Company in 2020. The cost basis of the REO asset at the time of transfer was $16.3 million and liabilities assumed by the third party, including the extinguishment of debt, were $19.5 million, resulting in a realized gain of $3.2 million recognized in the consolidated statements of operations for the year ended December 31, 2020. In addition, during the first quarter of 2020, the Company recorded $0.4 million of Impairment losses on real estate owned assets in the consolidated statement of operations as indicators of impairment were noted through the Company’s test for recoverability and review of the valuation estimates and operating results.